SHARE CAPITAL (Schedule of Information about Exercise Price and Remaining Contractual Life of Outstanding Options) (Details)		12 Months Ended
		Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		2,570,109	2,847,600	2,438,410	3,044,990
Exercise Price One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		4,680	4,680
Exercise price | $ / shares	[1]
Weighted average of remaining contractual life		1 year 9 months 11 days	2 years 9 months 14 days
Exercise Price Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		79,760
Exercise price | $ / shares		$ 1.06
Weighted average of remaining contractual life		4 years 10 months 6 days	0 years
Exercise Price Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year			11,050
Exercise price | $ / shares			$ 1.85
Weighted average of remaining contractual life		0 years	1 year 2 months 19 days
Exercise Price Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year			65,000
Exercise price | $ / shares			$ 2.11
Weighted average of remaining contractual life		0 years	18 days
Exercise Price Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		431,800
Exercise price | $ / shares		$ 2.14
Weighted average of remaining contractual life		9 years 3 months 4 days	0 years
Exercise Price Six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		64,023	64,023
Exercise price | $ / shares		$ 2.53	$ 2.53
Weighted average of remaining contractual life		8 years 10 months 21 days	9 years 10 months 21 days
Exercise Price Seven [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year			696,587
Exercise price | $ / shares			$ 2.75
Weighted average of remaining contractual life		0 years	9 years 7 months 6 days
Exercise Price Eight [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		65,693	65,693
Exercise price | $ / shares		$ 3.10	$ 3.10
Weighted average of remaining contractual life		3 years 10 months 21 days	4 years 10 months 21 days
Exercise Price Nine [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		198,120	203,970
Exercise price | $ / shares		$ 3.69	$ 3.69
Weighted average of remaining contractual life		1 year 4 months 9 days	2 years 4 months 9 days
Exercise Price Ten [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		332,953	340,828
Exercise price | $ / shares		$ 3.97	$ 3.97
Weighted average of remaining contractual life		7 years 10 months 28 days	9 years 18 days
Exercise Price Eleven [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		1,245,790	1,248,479
Exercise price | $ / shares		$ 6.31	$ 6.31
Weighted average of remaining contractual life		5 years 26 days	5 years 10 months 6 days
Exercise Price Twelve [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		147,290	147,290
Exercise price | $ / shares		$ 7.54	$ 7.54
Weighted average of remaining contractual life		2 years 3 months 4 days	3 years 3 months 4 days

[1]	Par value